FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Institutional Investment Manager Filing this Report:

Paragon Capital Management LLC
9200 Indian Creek Pkwy
Suite 230
Overland Park, KS  66210

Form 13F File Number:	02812132

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ward Williams
Title:	Principal
Phone:	913-451-2291

Signature, Place, and Date of Signing:


Ward Williams	Overland Park, KS		09/07/2008
Signature	City, State			Date

Report Type

13F Holdings Report

FORM 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers	None

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:	125090

List of Other Included Managers:	None

Name of Issuer		Title of  CUSIP	 	Value	Shrs/Prn	SH/	Put/	Invstmt	Other	Voting Authority
			Class				Amount		PN	Call	Dscren	Mgrs	Sole	Shd	None
Adobe Systems		COM	00724F101	848	21495		SH		SOLE		21495
Aetna Inc New		COM	00817Y108	513	14195		SH		SOLE		14195
Apache Corp		COM	037411105	4207	40339		SH		SOLE		40339
Apple Computer		COM	037833100	768	6755		SH		SOLE		6755
Arch Capital Group	ORD	G0450A105	4141	56705		SH		SOLE		56705
AT&T Corp		COM	00206R102	874	31321		SH		SOLE		31321
Bank of America		COM	060505104	445	12724		SH		SOLE		12724
Berkshire Hathaway B	CL B	084670207	571	130		SH		SOLE		130
BP PLC  		ADR	055622104	341	6798		SH		SOLE		6798
Caterpillar Inc Del	COM	149123101	231	3880		SH		SOLE		3880
Chevron Corp New	COM	166764100	2553	30948		SH		SOLE		30948
Cisco Systems Inc	COM	17275R102	496	22007		SH		SOLE		22007
Cnooc LTD		ADR	126132109	582	5080		SH		SOLE		5080
Coach Inc		COM	189754104	2995	119627		SH		SOLE		119627
Commerce Bancshs	COM	200525103	1901	40978		SH		SOLE		40978
ConocoPhillips 		COM	20825C104	3080	42053		SH		SOLE		42053
Costco Whsl Corp New	COM	22160K105	2609	40180		SH		SOLE		40180
CVS Corp		COM	126650100	4500	133700		SH		SOLE		133700
Duke Energy Corp	COM	26441C105	188	10790		SH		SOLE		10790
Duke Realty Corp New	COM	264411505	473	19262		SH		SOLE		19262
Emerson Electric	COM	291011104	3387	83030		SH		SOLE		83030
EOG RES Inc		COM	26875P101	255	2854		SH		SOLE		2854
Exxon Mobile		COM	30231G102	3176	40896		SH		SOLE		40896
FedEx Corp		COM	31428X106	3183	40265		SH		SOLE		40265
FirstEnergy Corp	COM	337932107	469	7000		SH		SOLE		7000
Forest Labs Inc		COM	345838106	3440	121630		SH		SOLE		121630
Garmin Ltd		ORD	G37260109	4278	126045		SH		SOLE		126045
Genentech Inc New	COM	368710406	993	11200		SH		SOLE		11200
General Electric Co	COM	369604103	891	34931		SH		SOLE		34931
Harris Corp Del		COM	413875105	3887	84140		SH		SOLE		84140
Helmerich & Payne	COM	423452101	1286	29766		SH		SOLE		29766
Illinois Tool Works	COM	452308109	3427	77094		SH		SOLE		77094
Intel Corp		COM	458140100	243	12958		SH		SOLE		12958
ISHS TR DJ US UTILS	DJUS	464287697	270	3430		SH		SOLE		3430
ISHS TR LEHMAN  	BND	464287226	556	5639		SH		SOLE		5639
ISHS TR MSCI EAFE	INDX	464287465	6169	109567		SH		SOLE		109567
ISHS TR Russell 1000	GRTH	464287614	2177	44844		SH		SOLE		44844
ISHS TR Russell 1000	INDX	464287622	2199	34590		SH		SOLE		34590
ISHS TR Russell 1000	VAL	464287598	882	13800		SH		SOLE		13800
ISHS TR Russell 2000	INDX	464287655	1277	18782		SH		SOLE		18782
ISHS TR Russell 2000	VAL	464287630	254	3781		SH		SOLE		3781
ISHS TR S&P SMCAP	600IN	464287804	2182	36672		SH		SOLE		36672
ISHS TR S&P MIDCAP 	400	464287508	1974	14975		SH		SOLE		14975
J P Morgan Chase	COM	46625H100	474	10159		SH		SOLE		10159
J2 Global Comm.		COM	46626E205	1831	78435		SH		SOLE		78435
Janus Capital Group	COM	47102X105	289	11909		SH		SOLE		11909
Johnson & Johnson	COM	478160104	1724	24877		SH		SOLE		24877
L-3 Communications	COM	502424104	1364	13875		SH		SOLE		13875
Medtronic Inc		COM	585055106	273	5450		SH		SOLE		5450
Mohawk Industries	COM	608190104	289	4290		SH		SOLE		4290
Nike Inc CL B		COM	654106103	4617	69016		SH		SOLE		69016
Northern Trust Corp	COM	665859104	319	4425		SH		SOLE		4425
PepsiCo Inc		COM	713448108	2726	38247		SH		SOLE		38247
Pfizer Inc		COM	717081103	205	11106		SH		SOLE		11106
Plum Creek Timber	COM	729251108	252	5051		SH		SOLE		5051
Proctor & Gamble Co	COM	742718109	2160	30995		SH		SOLE		30995
Qualcomm Inc		COM	747525103	3749	87244		SH		SOLE		87244
Royal Dutch Schell A	ADR	780259206	220	3730		SH		SOLE		3730
Royal Dutch Schell B	ADR	780259107	210	3681		SH		SOLE		3681
Schlumberger LTD	COM	806857108	2779	35585		SH		SOLE		35585
Sprint Nextel Corp	COM	852061100	70	11486		SH		SOLE		11486
Starbucks Corp		COM	855244109	201	13550		SH		SOLE		13550
Target Corp		COM	87612E106	4556	92890		SH		SOLE		92890
TEVA Pharmaceutical	ADR	881624209	4022	81525		SH		SOLE		81525
Texas Instruments	COM	882508104	2568	119445		SH		SOLE		119445
Tortoise Energy Cap	COM	89147U100	1015	59140		SH		SOLE		59140
Tortoise Energy Infr	COM	89147L100	2513	110897		SH		SOLE		110897
UMB Financial Corp	COM	902788108	1529	29104		SH		SOLE		29104
United Technologies	COM	913017109	220	3658		SH		SOLE		3658
US Bancorp Del New	COM	902973304	1264	35102		SH		SOLE		35102
Valero Energy Corp	COM	91913Y100	4022	132745		SH		SOLE		132745
Vanguard Index Tr	ETF	922908769	217	3710		SH		SOLE		3710
Verizon Comm.		COM	92343V104	238	7405		SH		SOLE		7405
